Note 10: Change of Control (Details)	3 Months Ended
	Aug. 31, 2010
Common Stock, Shares, Issued	400,000,000	[1]
Common Stock | Donald Lynch
Common Stock, Shares, Issued	80,000,000	[2]
Percentage of Class	15.67%	[2]
Common Stock | Peter Matousek
Common Stock, Shares, Issued	320,000,000	[2]
Percentage of Class	62.69%	[2]
Common Stock | All Officers and Directors as a Group
Common Stock, Shares, Issued	400,000,000	[2]
Percentage of Class	78.37%	[2]

[1]	post forward split 80:1
[2]	post forward split